ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2020
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	September 30, 2020	December 31, 2019
Trade receivables	$130,714	$100,642
Less: allowance for doubtful accounts	(1,995)	(1,843)
Total	$128,719	$98,799

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	Quarter ended		Year-to-date period ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Allowance for doubtful accounts at beginning of period	$(2,365)	$(450)	$(1,843)	$(693)
(Increase) decrease to allowance for the year	233	(575)	259	(1,051)
(Recovery) write-off of doubtful accounts	182	-	343	719
Non-cash reclass of allowance for doubtful accounts between unbilled revenue and accounts receivable	(45)	-	(754)	-
Allowance for doubtful accounts at end of period	$(1,995)	$(1,025)	$(1,995)	$(1,025)